UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

High Yield Fund

Investor Class (PRHYX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$73	0.70%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,476	10,232	10,582
2016	10,549	9,908	10,643
2017	11,042	10,008	11,156
2017	11,246	10,158	11,357
2017	11,384	10,283	11,494
2017	11,503	10,227	11,617
2018	11,488	10,059	11,622
2018	11,428	10,120	11,624
2018	11,604	10,175	11,885
2018	11,385	10,089	11,659
2019	11,829	10,378	12,123
2019	12,044	10,768	12,264
2019	12,471	11,210	12,665
2019	12,598	11,178	12,787
2020	12,573	11,590	12,863
2020	12,148	11,781	12,424
2020	12,842	11,936	13,254
2020	13,219	11,992	13,704
2021	13,520	11,750	14,060
2021	13,736	11,734	14,276
2021	14,028	11,925	14,597
2021	13,866	11,854	14,426
2022	13,654	11,440	14,149
2022	13,018	10,769	13,523
2022	12,550	10,552	13,049
2022	12,616	10,332	13,135
2023	12,918	10,328	13,378
2023	12,995	10,538	13,530
2023	13,470	10,426	13,987
2023	13,771	10,454	14,276
2024	14,257	10,671	14,851
2024	14,427	10,676	15,049
2024	15,022	11,187	15,739
2024	15,290	11,173	16,090
2025	15,521	11,291	16,349
2025	15,677	11,258	16,451
2025	16,183	11,538	17,039
2025	16,391	11,809	17,305
2026	16,621	11,998	17,524
2026	16,841	11,836	17,696

202501-4140694, 202606-5570124

F57-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	7.43%	4.16%	5.35%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,371,199
  Number of Portfolio Holdings437
  Investment Advisory Fees Paid (000s)$19,125
  Portfolio Turnover Rate42.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Investor Class (PRHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

High Yield Fund

Advisor Class (PAHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$106	1.02%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,475	10,232	10,582
2016	10,544	9,908	10,643
2017	11,035	10,008	11,156
2017	11,233	10,158	11,357
2017	11,382	10,283	11,494
2017	11,475	10,227	11,617
2018	11,471	10,059	11,622
2018	11,384	10,120	11,624
2018	11,552	10,175	11,885
2018	11,324	10,089	11,659
2019	11,760	10,378	12,123
2019	11,965	10,768	12,264
2019	12,382	11,210	12,665
2019	12,518	11,178	12,787
2020	12,464	11,590	12,863
2020	12,035	11,781	12,424
2020	12,715	11,936	13,254
2020	13,073	11,992	13,704
2021	13,361	11,750	14,060
2021	13,586	11,734	14,276
2021	13,845	11,925	14,597
2021	13,674	11,854	14,426
2022	13,454	11,440	14,149
2022	12,815	10,769	13,523
2022	12,365	10,552	13,049
2022	12,420	10,332	13,135
2023	12,687	10,328	13,378
2023	12,775	10,538	13,530
2023	13,232	10,426	13,987
2023	13,516	10,454	14,276
2024	13,983	10,671	14,851
2024	14,113	10,676	15,049
2024	14,707	11,187	15,739
2024	14,933	11,173	16,090
2025	15,172	11,291	16,349
2025	15,286	11,258	16,451
2025	15,794	11,538	17,039
2025	15,958	11,809	17,305
2026	16,168	11,998	17,524
2026	16,370	11,836	17,696

202501-4140694, 202606-5570124

F257-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	7.09%	3.80%	5.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,371,199
  Number of Portfolio Holdings437
  Investment Advisory Fees Paid (000s)$19,125
  Portfolio Turnover Rate42.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Advisor Class (PAHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

High Yield Fund

I Class (PRHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$64	0.62%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	524,014	511,616	529,087
2016	527,774	495,403	532,132
2017	552,625	500,416	557,813
2017	562,998	507,893	567,869
2017	570,114	514,136	574,717
2017	576,226	511,326	580,856
2018	575,706	502,944	581,124
2018	572,841	505,990	581,214
2018	581,869	508,741	594,266
2018	571,028	504,464	582,957
2019	593,486	518,886	606,168
2019	604,399	538,376	613,194
2019	626,019	560,492	633,228
2019	632,540	558,902	639,370
2020	631,446	579,506	643,128
2020	610,339	589,067	621,224
2020	645,359	596,775	662,675
2020	664,448	599,611	685,204
2021	679,739	587,524	702,997
2021	691,858	586,682	713,815
2021	705,713	596,272	729,844
2021	697,748	592,695	721,315
2022	687,243	571,989	707,467
2022	655,394	538,444	676,157
2022	633,076	527,606	652,437
2022	635,412	516,596	656,725
2023	650,787	516,381	668,880
2023	654,779	526,907	676,479
2023	680,037	521,310	699,335
2023	694,135	522,690	713,802
2024	718,814	533,562	742,546
2024	727,516	533,786	752,445
2024	757,604	559,349	786,948
2024	771,290	558,625	804,508
2025	783,131	564,552	817,475
2025	791,159	562,924	822,543
2025	816,834	576,891	851,962
2025	827,537	590,474	865,246
2026	839,295	599,896	876,196
2026	850,568	591,821	884,805

202501-4140694, 202606-5570124

F539-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (I Class)	7.51%	4.22%	5.46%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,371,199
  Number of Portfolio Holdings437
  Investment Advisory Fees Paid (000s)$19,125
  Portfolio Turnover Rate42.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

I Class (PRHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

High Yield Fund

Z Class (TRKZX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,893	10,215	10,773
8/31/20	11,535	10,349	11,491
11/30/20	11,894	10,398	11,882
2/28/21	12,186	10,188	12,191
5/31/21	12,421	10,173	12,378
8/31/21	12,708	10,340	12,656
11/30/21	12,583	10,278	12,508
2/28/22	12,412	9,919	12,268
5/31/22	11,856	9,337	11,725
8/31/22	11,451	9,149	11,314
11/30/22	11,531	8,958	11,388
2/28/23	11,807	8,954	11,599
5/31/23	11,919	9,137	11,731
8/31/23	12,376	9,040	12,127
11/30/23	12,674	9,064	12,378
2/29/24	13,145	9,252	12,876
5/31/24	13,302	9,256	13,048
8/31/24	13,897	9,700	13,646
11/30/24	14,146	9,687	13,951
2/28/25	14,410	9,790	14,176
5/31/25	14,555	9,762	14,264
8/31/25	15,051	10,004	14,774
11/30/25	15,271	10,239	15,004
2/28/26	15,512	10,403	15,194
5/31/26	15,745	10,263	15,343

202501-4140694, 202606-5570124

F1254-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 3/16/20
High Yield Fund (Z Class)	8.18%	4.86%	7.59%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	7.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,371,199
  Number of Portfolio Holdings437
  Investment Advisory Fees Paid (000s)$19,125
  Portfolio Turnover Rate42.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

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High Yield Fund

Z Class (TRKZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$41,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor Class
PRHIX High Yield Fund–
.
I Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .92 $ 5 .82 $ 5 .60 $ 5 .98 $ 6 .65
Investment activities
Net investment income
(1)(2)
0 .39 0 .39 0 .38 0 .35 0 .33
Net realized and
unrealized gain/loss 0 .04 0 .10 0 .22 ( 0 .37 ) ( 0 .66 )
Total from investment
activities 0 .43 0 .49 0 .60 ( 0 .02 ) ( 0 .33 )
Distributions
Net investment income ( 0 .40 ) ( 0 .39 ) ( 0 .38 ) ( 0 .35 ) ( 0 .34 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .40 ) ( 0 .39 ) ( 0 .38 ) ( 0 .36 ) ( 0 .34 )
NET ASSET VALUE
End of period $ 5 .95 $ 5 .92 $ 5 .82 $ 5 .60 $ 5 .98
Ratios/Supplemental Data
Total return
(2)(3)
7 .43% 8 .66% 11 .03% ( 0 .18 ) % ( 5 .23 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .82% 0 .80% 0 .79% 0 .80% 0 .73%
Net expenses after
waivers/payments by Price
Associates 0 .70% 0 .70% 0 .70% 0 .70% 0 .70%
Net investment income 6 .59% 6 .65% 6 .58% 6 .24% 5 .02%
Portfolio turnover rate 42 .3% 42 .6% 37 .9% 29 .7% 45 .5%
Net assets, end of period (in
millions) $1,142 $1,214 $1,153 $1,080 $1,252
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .90 $ 5 .80 $ 5 .59 $ 5 .96 $ 6 .64
Investment activities
Net investment income
(1)(2)
0 .37 0 .37 0 .36 0 .33 0 .32
Net realized and
unrealized gain/loss 0 .04 0 .10 0 .21 ( 0 .36 ) ( 0 .68 )
Total from investment
activities 0 .41 0 .47 0 .57 ( 0 .03 ) ( 0 .36 )
Distributions
Net investment income ( 0 .38 ) ( 0 .37 ) ( 0 .36 ) ( 0 .33 ) ( 0 .32 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .38 ) ( 0 .37 ) ( 0 .36 ) ( 0 .34 ) ( 0 .32 )
NET ASSET VALUE
End of period $ 5 .93 $ 5 .90 $ 5 .80 $ 5 .59 $ 5 .96
Ratios/Supplemental Data
Total return
(2)(3)
7 .09% 8 .32% 10 .47% ( 0 .31 ) % ( 5 .67 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 1 .02% 1 .03% 1 .03% 1 .00% 0 .99%
Net expenses after
waivers/payments by
Price Associates 1 .02% 1 .03% 1 .03% 1 .00% 0 .99%
Net investment income 6 .27% 6 .32% 6 .25% 5 .93% 4 .92%
Portfolio turnover rate 42 .3% 42 .6% 37 .9% 29 .7% 45 .5%
Net assets, end of period (in
millions) $13 $15 $17 $18 $24
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .92 $ 5 .82 $ 5 .60 $ 5 .98 $ 6 .66
Investment activities
Net investment income
(1)(2)
0 .40 0 .40 0 .38 0 .36 0 .34
Net realized and
unrealized gain/loss 0 .03 0 .10 0 .23 ( 0 .37 ) ( 0 .67 )
Total from investment
activities 0 .43 0 .50 0 .61 ( 0 .01 ) ( 0 .33 )
Distributions
Net investment income ( 0 .40 ) ( 0 .40 ) ( 0 .39 ) ( 0 .36 ) ( 0 .35 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .40 ) ( 0 .40 ) ( 0 .39 ) ( 0 .37 ) ( 0 .35 )
NET ASSET VALUE
End of period $ 5 .95 $ 5 .92 $ 5 .82 $ 5 .60 $ 5 .98
Ratios/Supplemental Data
Total return
(2)(3)
7 .51% 8 .75% 11 .11% ( 0 .09 ) % ( 5 .27 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .62% 0 .62% 0 .62% 0 .62% 0 .60%
Net expenses after
waivers/payments by
Price Associates 0 .62% 0 .62% 0 .62% 0 .62% 0 .60%
Net investment income 6 .67% 6 .73% 6 .66% 6 .32% 5 .21%
Portfolio turnover rate 42 .3% 42 .6% 37 .9% 29 .7% 45 .5%
Net assets, end of period (in
millions) $2,167 $2,599 $2,287 $2,568 $2,880
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .92 $ 5 .82 $ 5 .61 $ 5 .99 $ 6 .66
Investment activities
Net investment income
(1)(2)
0 .44 0 .43 0 .42 0 .39 0 .38
Net realized and
unrealized gain/loss 0 .03 0 .10 0 .21 ( 0 .37 ) ( 0 .66 )
Total from investment
activities 0 .47 0 .53 0 .63 0 .02
(3)
( 0 .28 )
Distributions
Net investment income ( 0 .44 ) ( 0 .43 ) ( 0 .42 ) ( 0 .39 ) ( 0 .39 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .44 ) ( 0 .43 ) ( 0 .42 ) ( 0 .40 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 5 .95 $ 5 .92 $ 5 .82 $ 5 .61 $ 5 .99

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
8 .18% 9 .42% 11 .60% 0 .53% ( 4 .55 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .59% 0 .60% 0 .60% 0 .60% 0 .59%
Net expenses after
waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 7 .29% 7 .34% 7 .28% 6 .95% 5 .77%
Portfolio turnover rate 42 .3% 42 .6% 37 .9% 29 .7% 45 .5%
Net assets, end of period (in
millions) $3,050 $3,002 $3,290 $3,186 $3,316
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.5% (1)
Broadcasting  0.3%
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.067%, 11/30/29  9,193 8,922
iHeartCommunications , FRN, 1M TSFR + 5.78%, 9.51%, 5/1/29  4,205 3,997
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  9,399 6,849
19,768
Cable Operators  0.5%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%, 4/15/27  21,093 16,184
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.56%, 6/26/29 (2) 2,573 2,571
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.735%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (3) 15,239 13,765
32,520
Financial  0.4%
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.45%, 5/6/32  23,726 23,419
23,419
Healthcare  0.7%
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.679%, 1/5/34  43,409 43,083
43,083
Information Technology  0.5%
Central Parent, FRN, 3M TSFR + 3.25%, 6.95%, 7/6/29  279 126
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.37%, 11/22/32  22,179 21,625
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.70%, 5/9/33  19,084 11,132
32,883
Other Telecommunications  0.2%
VCI Asset Holdings 1, 11/20/30 (4) 8,035 8,527
VCI Asset Holdings 3, 6.875%, 4/24/31  4,080 4,135
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.735%,
3/11/30 (1.00% PIK and 1M TSFR + 3.00% Cash) (3) 2,465 2,462
15,124
Satellites  0.3%
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.118%, 3/3/33  16,060 16,020
16,020
Utilities  0.2%
Resilience, FRN, 3M TSFR + 5.25%, 8.876%, 2/27/34 (5) 13,961 13,821
13,821
Wireless Communications  0.4%
Asurion, FRN, 3M TSFR + 5.25%, 9.028%, 1/20/29  27,351 27,355
27,355
Total Bank Loans (Cost $237,080) 223,993

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS  0.3%
Building & Construction  0.1%
Louisiana-Pacific  42 3,208
3,208
Gaming  0.0%
New Cotai Participation, Class B (5)(6)(7) — —
—
Health Care  0.2%
Bausch + Lomb (6)(8) 792 12,388
12,388
Retail  0.0%
QXO (6) 152 2,622
2,622
Total Common Stocks (Cost $21,677) 18,218
CONVERTIBLE BONDS  0.2%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  6,950 7,941
7,941
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  7,780 5,202
5,202
Total Convertible Bonds (Cost $13,897) 13,143
CONVERTIBLE PREFERRED STOCKS  0.8%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (8) 134 9,664
9,664
Electric Utilities  0.1%
Southern, Series A, 7.125%, 12/15/28 (8) 190 9,564
9,564
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  241 10,095
10,095

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Acquisition Date: 5/24/10 - 3/31/25, Cost $16 (5)(6)(9) 49 —
—
Insurance  0.3%
Acrisure , Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (5)
(6)(9) 694 21,929
21,929
Total Convertible Preferred Stocks (Cost $43,485) 51,252
CORPORATE BONDS  91.0%
Aerospace & Defense  2.5%
TransDigm , 6.00%, 1/15/33 (7) 9,835 9,948
TransDigm , 6.125%, 7/31/34 (7) 19,630 19,538
TransDigm , 6.25%, 1/31/34 (7) 5,840 5,975
TransDigm , 6.375%, 5/31/33 (7) 15,590 15,751
TransDigm , 6.625%, 3/1/32 (7) 23,245 23,923
TransDigm , 6.75%, 1/31/34 (7) 19,050 19,538
TransDigm , 6.875%, 12/15/30 (7) 44,408 45,782
TransDigm , 7.125%, 12/1/31 (7) 17,982 18,685
159,140
Automotive  4.0%
Adient Global Holdings, 8.25%, 4/15/31 (7)(8) 20,945 21,821
Advance Auto Parts, 7.00%, 8/1/30 (7) 21,275 21,866
Advance Auto Parts, 7.375%, 8/1/33 (7) 15,805 16,434
Belron U.K. Finance, 5.75%, 10/15/29 (7) 7,575 7,638
Clarios Global, 6.75%, 9/15/32 (7) 19,220 19,692
Cyprium , 6.125%, 4/15/31 (7) 5,935 5,943
Cyprium , 6.375%, 4/15/34 (7) 9,410 9,400
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  14,822 18,112
Nissan Motor, 7.50%, 7/17/30 (7) 6,525 6,762
Nissan Motor, 7.75%, 7/17/32 (7) 6,425 6,735
Nissan Motor, 8.125%, 7/17/35 (7) 7,710 8,190
Nissan Motor Acceptance, 6.125%, 9/30/30 (7) 19,055 18,826
Nissan Motor Acceptance, 7.05%, 9/15/28 (7) 5,535 5,682
Rivian Holdings, 10.00%, 1/15/31 (7)(8) 52,995 52,224
Tenneco, 8.00%, 11/17/28 (7) 495 498
Wand NewCo 3, 7.625%, 1/30/32 (7) 22,615 23,391
ZF North America Capital, 7.50%, 3/24/31 (7) 12,330 12,449
255,663

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (7) 8,012 8,032
8,032
Broadcasting  5.3%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (7) 8,595 8,886
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (7)(8) 13,000 13,053
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (7) 8,590 9,011
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (7) 20,885 20,948
CMG Media, 8.875%, 6/18/29 (7) 35,525 28,631
E.W. Scripps, 9.875%, 8/15/30 (7) 16,785 16,045
Gray Media, 5.375%, 11/15/31 (7) 10,269 7,363
Gray Media, 9.625%, 7/15/32 (7) 15,955 15,724
iHeartCommunications , 9.125%, 5/1/29 (7)(8) 13,740 13,346
Lamar Media, 4.00%, 2/15/30  1,800 1,726
Lamar Media, 4.875%, 1/15/29  13,160 13,063
Neptune Bidco U.S., 9.29%, 4/15/29 (7) 18,912 19,341
Neptune Bidco U.S., 9.50%, 2/15/33 (7) 5,700 5,836
Neptune Bidco U.S., 10.375%, 5/15/31 (7) 35,315 36,895
Nexstar Media, 6.50%, 9/15/33 (7) 12,870 12,974
Nexstar Media, 7.25%, 4/15/34 (7) 12,870 12,953
Paramount Global, 4.20%, 5/19/32  7,060 6,107
Paramount Global, 6.875%, 4/30/36 (8) 6,540 6,043
Sirius XM Radio, 5.875%, 4/15/32 (7) 32,120 31,968
Stagwell Global, 5.625%, 8/15/29 (7) 22,775 22,117
Univision Communications, 8.50%, 7/31/31 (7) 16,875 16,997
Univision Communications, 9.375%, 8/1/32 (7) 19,485 19,948
338,975
Building & Real Estate  1.2%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (7) 15,252 15,268
Howard Hughes, 4.125%, 2/1/29 (7) 15,670 15,138
Howard Hughes, 4.375%, 2/1/31 (7) 8,410 7,900
Howard Hughes, 5.875%, 3/1/32 (7) 12,765 12,520
Howard Hughes, 6.125%, 3/1/34 (7) 23,165 22,639
73,465
Building Products  2.0%
Builders FirstSource , 6.375%, 6/15/32 (7) 6,075 6,130
Builders FirstSource , 6.375%, 3/1/34 (7) 9,935 9,923
Builders FirstSource , 6.75%, 5/15/35 (7) 6,505 6,573
CP Atlas Buyer, 9.75%, 7/15/30 (7)(8) 12,255 11,530
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (7) 15,455 15,208
New Enterprise Stone & Lime, 5.25%, 7/15/28 (7) 14,655 14,587
Quikrete Holdings, 6.375%, 3/1/32 (7) 30,640 31,202

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Quikrete Holdings, 6.75%, 3/1/33 (7) 29,032 29,469
124,622
Cable Operators  5.7%
C&W Senior Finance, 9.00%, 1/15/33 (7) 9,305 9,503
CCO Holdings, 4.50%, 6/1/33 (7)(8) 18,050 15,429
CCO Holdings, 4.75%, 2/1/32 (7)(8) 5,385 4,806
CCO Holdings, 7.00%, 2/1/33 (7)(8) 28,955 28,292
CCO Holdings, 7.375%, 3/1/31 (7)(8) 39,185 39,735
CCO Holdings, 7.375%, 2/1/36 (7)(8) 9,540 9,313
Charter Communications Operating, 6.484%, 10/23/45  13,445 12,404
CSC Holdings, 6.50%, 2/1/29 (7) 10,291 6,076
CSC Holdings, 7.50%, 4/1/28 (7) 17,895 5,979
CSC Holdings, 11.25%, 5/15/28 (7) 12,205 8,127
CSC Holdings, 11.75%, 1/31/29 (7) 22,365 14,123
Directv Financing, 10.00%, 2/15/31 (7) 25,790 26,992
DISH DBS, 5.25%, 12/1/26 (7) 9,525 9,491
DISH DBS, 5.75%, 12/1/28 (7) 25,882 25,368
DISH DBS, 7.375%, 7/1/28  19,250 18,690
DISH Network, 11.75%, 11/15/27 (7)(8) 10,767 11,102
EchoStar, 10.75%, 11/30/29  51,500 55,978
Midcontinent Communications, 8.00%, 8/15/32 (7) 17,420 16,467
Sable International Finance, 7.125%, 10/15/32 (7) 14,679 14,548
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (7) 32,993 27,872
VZ Secured Financing, 7.50%, 1/15/33 (7) 4,012 3,851
364,146
Chemicals  3.9%
Avient , 6.25%, 11/1/31 (7) 6,370 6,466
Avient , 7.125%, 8/1/30 (7) 25,600 26,054
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (7) 7,250 7,552
Bond U.S. Bidco 1, 7.125%, 6/15/33 (7) 15,747 15,870
Celanese U.S. Holdings, 7.00%, 2/15/31  6,260 6,487
Celanese U.S. Holdings, 7.55%, 11/15/30  6,205 6,603
Celanese U.S. Holdings, 7.70%, 11/15/33  26,840 28,830
CVR Partners, 6.125%, 6/15/28 (7) 29,449 29,456
GPD, 12.50%, 12/31/29, (10.125%-12.50% Cash and up to
2.375% PIK) (3)(7) 52 36
Methanex, 5.25%, 12/15/29  6,810 6,798
Methanex, 5.65%, 12/1/44  5,474 4,996
Methanex U.S. Operations, 6.25%, 3/15/32 (7)(8) 7,470 7,694
Qnity Electronics, 5.75%, 8/15/32 (7) 10,620 10,703
Qnity Electronics, 6.25%, 8/15/33 (7) 4,505 4,597
Windsor Holdings III, 8.50%, 6/15/30 (7) 25,375 26,426
WR Grace Holdings, 5.625%, 8/15/29 (7) 13,545 12,978

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WR Grace Holdings, 6.625%, 8/15/32 (7) 18,765 18,622
WR Grace Holdings, 7.00%, 8/1/33 (7) 24,175 23,977
WR Grace Holdings, 7.375%, 3/1/31 (7) 5,940 5,983
250,128
Communications  0.7%
Discovery Global Holdings, 4.279%, 3/15/32  13,500 12,355
Discovery Global Holdings, 5.05%, 3/15/42  40,980 30,044
42,399
Consumer Products  1.7%
Newell Brands, 6.375%, 5/15/30 (8) 16,635 16,426
Newell Brands, 6.625%, 5/15/32 (8) 8,895 8,656
Newell Brands, 8.50%, 6/1/28 (7) 14,828 15,492
OAK-Eagle Acquireco , 7.25%, 7/1/33 (7) 27,860 29,032
OAK-Eagle Acquireco , 8.75%, 7/1/34 (7) 21,475 22,694
Under Armour , 7.25%, 7/15/30 (7) 12,320 12,520
104,820
Container  0.7%
Sealed Air, 6.875%, 7/15/33 (7) 27 26
Sword Purchaser, 8.25%, 4/15/33 (7) 31,075 32,008
Trident TPI Holdings, 12.75%, 12/31/28 (7) 6,320 6,369
Trivium Packaging Finance, 8.25%, 7/15/30 (7) 3,889 4,097
42,500
Energy  11.5%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $15,136 (5)(9) 15,190 15,190
Aethon United BR, 7.50%, 10/1/29 (7) 14,830 15,472
AmeriGas Partners, 6.875%, 6/1/31 (7) 9,580 9,789
AmeriGas Partners, 9.50%, 6/1/30 (7) 8,795 9,456
Breakwater Energy Holdings, 9.25%, 11/15/30 (7) 12,895 13,685
Comstock Resources, 5.875%, 1/15/30 (7) 13,030 12,316
Comstock Resources, 6.75%, 3/1/29 (7) 22,705 22,311
Crescent Energy Finance, 7.375%, 1/15/33 (7) 30,793 31,285
Crescent Energy Finance, 7.625%, 4/1/32 (7) 23,680 24,258
Ferrellgas, 5.875%, 4/1/29 (7) 9,555 9,357
Gulfport Energy Operating, 6.75%, 9/1/29 (7) 10,800 11,084
Hilcorp Energy I, 7.25%, 2/15/35 (7) 28,010 28,418
Hilcorp Energy I, 8.375%, 11/1/33 (7) 24,001 25,529
Kinetik Holdings, 5.875%, 6/15/30 (7) 21,600 21,712
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (7) 13,090 13,525
Matador Resources, 6.00%, 4/15/34 (7) 19,245 19,000
Matador Resources, 6.50%, 4/15/32 (7) 9,050 9,166
NGL Energy Operating, 8.125%, 2/15/29 (7) 7,110 7,391
NGL Energy Operating, 8.375%, 2/15/32 (7) 28,345 29,794

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 7.95%, 6/15/39  525 630
Permian Resources Operating, 6.25%, 2/1/33 (7) 10,550 10,829
Permian Resources Operating, 7.00%, 1/15/32 (7) 11,735 12,235
Permian Resources Operating, 9.875%, 7/15/31 (7) 7,738 8,163
Range Resources, 4.75%, 2/15/30 (7) 6,585 6,445
Seadrill Finance, 8.375%, 8/1/30 (7) 30,410 31,741
SM Energy, 8.625%, 11/1/30 (7) 15,851 16,759
SM Energy, 8.75%, 7/1/31 (7) 9,780 10,244
SM Energy, 9.625%, 6/15/33 (7) 12,295 13,682
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (10) 14,665 15,636
Sunoco, 7.00%, 5/1/29 (7) 5,370 5,540
Sunoco, 7.25%, 5/1/32 (7) 21,178 22,124
Sunoco, VR, 7.875% (7)(10)(11) 28,255 29,518
Tallgrass Energy Partners, 6.00%, 12/31/30 (7) 14,360 14,442
Tallgrass Energy Partners, 6.00%, 9/1/31 (7) 8,140 8,145
Tallgrass Energy Partners, 7.375%, 2/15/29 (7) 12,920 13,341
Transocean Aquila, 8.00%, 9/30/28 (7) 4,280 4,380
Transocean International, 6.80%, 3/15/38  4,490 4,300
Transocean International, 7.875%, 10/15/32 (7) 6,975 7,433
Transocean International, 8.25%, 5/15/29 (7) 5,370 5,573
Transocean International, 8.50%, 5/15/31 (7)(8) 6,805 7,187
Transocean International, 8.75%, 2/15/30 (7) 23,655 24,705
Valaris , 8.375%, 4/30/30 (7) 9,970 10,374
Venture Global LNG, 9.875%, 2/1/32 (7) 5,905 6,315
Venture Global LNG, VR, 9.00% (7)(8)(10)(11) 38,965 38,492
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (7) 22,210 23,229
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (7) 12,280 13,023
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (7) 5,280 5,828
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (7) 16,445 18,458
WBI Operating, 6.25%, 10/15/30 (7) 6,340 6,398
WBI Operating, 6.50%, 10/15/33 (7) 6,340 6,412
730,319
Entertainment & Leisure  2.1%
Carnival, 6.125%, 2/15/33 (7) 11,575 11,722
Cinemark USA, 5.25%, 7/15/28 (7) 13,310 13,252
Cinemark USA, 7.00%, 8/1/32 (7) 7,870 8,143
Motion Finco , 8.375%, 2/15/32 (7)(8) 10,415 8,580
NCL, 6.75%, 2/1/32 (7) 6,155 6,103
NCL, 7.75%, 2/15/29 (7) 8,725 9,122
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (7)(8) 23,895 23,244
Six Flags Entertainment, 6.625%, 5/1/32 (7) 6,865 7,013
Six Flags Entertainment, 7.25%, 5/15/31 (7)(8) 32,658 32,588

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Six Flags Entertainment, 8.625%, 1/15/32 (7) 11,645 11,978
131,745
Financial  10.3%
Acrisure , 7.50%, 11/6/30 (7) 22,505 22,483
Acrisure , 8.25%, 2/1/29 (7) 10,750 10,606
Acrisure , 8.50%, 6/15/29 (7) 16,145 15,936
Alliant Holdings Intermediate, 5.875%, 11/1/29 (7)(8) 2,155 2,102
Alliant Holdings Intermediate, 7.00%, 1/15/31 (7) 38,678 39,260
Alliant Holdings Intermediate, 7.375%, 10/1/32 (7) 15,870 15,755
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (7)(8) 16,115 16,114
Blackstone Mortgage Trust, 7.75%, 12/1/29 (7) 3,740 3,885
Cobra AcquisitionCo , 6.375%, 11/1/29 (7) 13,410 11,599
Cobra AcquisitionCo , 12.25%, 11/1/29 (7) 9,095 9,197
CRC Insurance Group, 7.125%, 6/1/31 (7) 21,565 21,612
Focus Financial Partners, 6.75%, 9/15/31 (7) 9,404 9,472
HUB International, 7.25%, 6/15/30 (7) 21,550 22,153
HUB International, 7.375%, 1/31/32 (7) 24,815 25,419
Jane Street Group, 6.125%, 11/1/32 (7) 20,780 20,831
Jane Street Group, 6.75%, 5/1/33 (7) 36,680 37,720
Jane Street Group, 7.125%, 4/30/31 (7) 21,294 22,101
Jerrold Finco , 7.50%, 6/15/31 (GBP)  4,405 5,937
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (7)
(8) 9,565 8,915
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (7) 7,385 5,218
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (7) 18,805 19,183
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (7) 11,675 11,305
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (7) 35,720 35,700
Navient, 5.625%, 8/1/33 (8) 32,493 26,438
Navient, 7.875%, 6/15/32  12,645 11,861
Navient, 9.375%, 7/25/30  33,655 34,287
Navient, 9.375%, 10/15/31  17,534 17,475
Navient, 11.50%, 3/15/31  17,830 18,975
OneMain Finance, 6.125%, 5/15/30  6,185 6,159
OneMain Finance, 6.75%, 9/15/33  9,740 9,535
OneMain Finance, 7.125%, 11/15/31  9,455 9,574
OneMain Finance, 7.50%, 5/15/31  17,950 18,505
OneMain Finance, 7.875%, 3/15/30  315 328
PennyMac Financial Services, 6.875%, 2/15/33 (7) 8,744 8,487
PennyMac Financial Services, 7.125%, 11/15/30 (7) 15,575 15,725
PennyMac Financial Services, 7.875%, 12/15/29 (7) 14,365 14,930
PROG Holdings, 6.00%, 11/15/29 (7) 19,855 19,490
Rocket, 6.125%, 8/1/30 (7) 8,720 8,854
Rocket, 6.375%, 8/1/33 (7) 9,045 9,178

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, 7.50%, 1/15/32 (7) 10,710 10,922
UWM Holdings, 6.25%, 3/15/31 (7) 11,380 10,453
UWM Holdings, 6.625%, 2/1/30 (7) 12,855 12,191
655,870
Food  0.7%
B&G Foods, 8.00%, 9/15/28 (7) 6,445 6,380
BellRing Brands, 7.00%, 3/15/30 (7) 6,400 6,359
Chobani, 7.625%, 7/1/29 (7) 12,605 13,012
Darling Ingredients, 6.00%, 6/15/30 (7) 13,215 13,352
Post Holdings, 6.25%, 2/15/32 (7) 7,765 7,891
46,994
Forest Products  0.4%
Cascades, 5.375%, 1/15/28 (7) 10,640 10,601
Graphic Packaging International, 3.75%, 2/1/30 (7)(8) 8,845 8,293
Graphic Packaging International, 6.375%, 7/15/32 (7)(8) 7,360 7,421
26,315
Gaming  2.3%
Caesars Entertainment, 7.00%, 2/15/30 (7) 13,055 13,207
Churchill Downs, 5.75%, 4/1/30 (7) 18,880 18,865
Churchill Downs, 6.75%, 5/1/31 (7) 13,670 13,967
Light & Wonder International, 6.25%, 10/1/33 (7) 8,680 8,582
Light & Wonder International, 7.25%, 11/15/29 (7) 19,205 19,620
Light & Wonder International, 7.50%, 9/1/31 (7) 6,405 6,664
Ontario Gaming GTA, 8.00%, 8/1/30 (7) 6,695 6,488
Penn Entertainment, 6.75%, 4/1/31 (7) 15,990 15,925
Playtika Holding, 4.25%, 3/15/29 (7)(8) 10,686 9,605
Rivers Enterprise Borrower, 6.25%, 10/15/30 (7) 6,325 6,372
Scientific Games Holdings, 6.625%, 3/1/30 (7) 6,405 5,561
Voyager Parent, 9.25%, 7/1/32 (7) 17,424 18,484
143,340
Health Care  7.5%
1261229 B.C., 10.00%, 4/15/32 (7) 46,495 47,609
Amneal Pharmaceuticals, 6.875%, 8/1/32 (7) 4,745 4,915
AthenaHealth Group, 6.50%, 2/15/30 (7) 27,545 26,554
Bausch + Lomb, 8.375%, 10/1/28 (7) 11,745 12,157
CHS, 6.125%, 4/1/30 (7)(8) 11,165 10,158
CHS, 9.75%, 1/15/34 (7) 18,825 19,749
CHS, 10.875%, 1/15/32 (7) 13,831 14,905
Concentra Health Services, 6.875%, 7/15/32 (7) 6,140 6,359
DaVita, 6.875%, 9/1/32 (7) 18,850 19,521
Encompass Health, 5.875%, 6/1/34 (7) 8,650 8,698
IQVIA, 6.25%, 6/1/32 (7) 18,780 19,190
LifePoint Health, 7.00%, 5/1/34 (7) 31,895 31,130

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LifePoint Health, 9.875%, 8/15/30 (7) 2,150 2,277
LifePoint Health, 10.00%, 6/1/32 (7)(8) 53,129 54,347
Medline Borrower, 5.25%, 10/1/29 (7) 18,760 18,731
Medline Borrower, 6.25%, 4/1/29 (7) 21,687 22,258
Molina Healthcare, 6.50%, 2/15/31 (7) 12,755 12,953
MPT Operating Partnership, 8.50%, 2/15/32 (7) 10,160 10,588
Opal Bidco , 6.50%, 3/31/32 (7) 23,355 23,772
Organon, 5.125%, 4/30/31 (7) 19,957 19,781
Radiology Partners, 8.50%, 7/15/32 (7) 6,740 6,870
Star Parent, 9.00%, 10/1/30 (7) 5,845 6,152
Tenet Healthcare, 6.00%, 11/15/33 (7)(8) 8,665 8,747
Tenet Healthcare, 6.125%, 10/1/28  29,780 29,820
Tenet Healthcare, 6.125%, 6/15/30  18,648 18,830
Tenet Healthcare, 6.75%, 5/15/31  9,815 10,108
Tenet Healthcare, 6.875%, 11/15/31  4,414 4,693
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  7,645 8,232
479,104
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,075 5,797
5,797
Information Technology  3.9%
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (3)(7) 41,665 46,040
Cloud Software Group, 9.00%, 9/30/29 (7) 64,745 63,975
Entegris , 5.95%, 6/15/30 (7) 30,880 31,184
Match Group Holdings II, 3.625%, 10/1/31 (7) 12,355 11,077
Match Group Holdings II, 4.125%, 8/1/30 (7) 22,040 20,758
Match Group Holdings II, 4.625%, 6/1/28 (7) 7,445 7,342
Match Group Holdings II, 5.625%, 2/15/29 (7) 3,783 3,783
Match Group Holdings II, 6.125%, 9/15/33 (7) 13,595 13,368
McAfee, 7.375%, 2/15/30 (7) 40,825 34,916
Wolfspeed , 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (3)(7) 14,431 15,908
248,351
Lodging  1.0%
Hilton Domestic Operating, 4.00%, 5/1/31 (7) 11,550 10,949
Hilton Domestic Operating, 5.875%, 3/15/33 (7)(8) 8,595 8,695
Hilton Domestic Operating, 6.125%, 4/1/32 (7) 7,045 7,183
Park Intermediate Holdings, 5.875%, 10/1/28 (7) 8,010 8,013
Park Intermediate Holdings, 7.00%, 2/1/30 (7) 4,745 4,856
RHP Hotel Properties, 5.75%, 3/15/34 (7) 6,035 5,981
RHP Hotel Properties, 6.50%, 6/15/33 (7) 9,010 9,260
RHP Hotel Properties, 7.25%, 7/15/28 (7) 65 66

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wyndham Hotels & Resorts, 5.625%, 3/1/33 (7) 10,075 9,928
64,931
Manufacturing  1.6%
Arcosa , 6.875%, 8/15/32 (7) 4,555 4,719
Enpro , 6.125%, 6/1/33 (7) 9,405 9,590
FMC, 8.00%, 6/1/31 (7) 10,400 10,871
Madison IAQ, 4.125%, 6/30/28 (7) 14,495 14,317
Madison IAQ, 5.875%, 6/30/29 (7) 16,080 16,090
Mueller Water Products, 4.00%, 6/15/29 (7) 17,690 17,092
Sensata Technologies, 4.00%, 4/15/29 (7) 10,784 10,522
Sensata Technologies, 5.875%, 9/1/30 (7) 11,110 11,139
Stevens Holding, 6.125%, 10/1/26 (7) 7,410 7,413
101,753
Metals & Mining  2.0%
Arsenal AIC Parent, 8.00%, 10/1/30 (7) 19,755 20,699
Arsenal AIC Parent, 11.50%, 10/1/31 (7) 12,370 13,350
ATI, 7.25%, 8/15/30  5,907 6,137
Champion Iron Canada, 7.875%, 7/15/32 (7) 6,220 6,518
Cleveland-Cliffs, 7.00%, 3/15/32 (7) 8,545 8,646
Cleveland-Cliffs, 7.375%, 5/1/33 (7) 10,080 10,358
Cleveland-Cliffs, 7.50%, 9/15/31 (7) 11,365 11,731
Constellium , 6.375%, 8/15/32 (7) 6,185 6,324
ERO Copper, 6.50%, 2/15/30 (7) 220 221
Hudbay Minerals, 6.125%, 4/1/29 (7) 13,960 14,073
Mineral Resources, 6.00%, 5/1/32 (7) 10,070 10,030
Mineral Resources, 7.00%, 4/1/31 (7) 5,800 6,030
Novelis, 4.75%, 1/30/30 (7) 6,695 6,459
WS Escrow, 7.75%, 6/1/33 (7) 8,410 8,581
129,157
Other Telecommunications  5.2%
APLD ComputeCo 2, 6.75%, 3/15/31 (7) 18,715 18,860
Cipher Compute, 7.125%, 11/15/30 (7) 19,326 20,139
Cogent Communications Group, 7.00%, 6/15/27 (7) 9,450 9,410
CoreWeave , 9.75%, 10/1/31 (7) 12,715 13,111
Edged Compute, 7.50%, 4/30/31 (7) 38,790 38,904
Flash Compute, 7.25%, 12/31/30 (7) 31,622 32,643
Iliad Holding, 8.50%, 4/15/31 (7) 2,820 2,988
Level 3 Financing, 6.875%, 6/30/33 (7) 18,585 19,150
Level 3 Financing, 7.00%, 3/31/34 (7) 37,910 39,278
Level 3 Financing, 7.50%, 2/15/37 (7) 10,935 11,279
Meridian Arc Holdco, 6.25%, 4/30/31 (7) 29,472 29,627
PR RNO Property Owner 1, 6.50%, 5/1/31 (7) 27,875 27,906
SV RNO Property Owner 1, 5.875%, 3/1/31 (7) 14,295 14,112

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Uniti Group, 8.625%, 6/15/32 (7) 9,650 10,100
Uniti Services, 7.50%, 10/15/33 (7) 12,650 13,319
WULF Compute, 7.75%, 10/15/30 (7) 24,780 26,069
Zayo Group Holdings, 9.25%, 3/9/30, (5.75% Cash and up to
0.5% PIK) (3)(7) 2,708 2,710
329,605
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (7) 11,827 10,519
Getty Images, 11.25%, 2/21/30 (7)(8) 5,920 5,084
15,603
Real Estate Investment Trust Securities  0.7%
Service Properties Trust, 8.625%, 11/15/31 (7) 29,460 31,088
Service Properties Trust, Zero Coupon, 9/30/27 (7) 13,024 12,102
43,190
Restaurants  0.3%
Yum! Brands, 5.35%, 11/1/43  7,273 6,919
Yum! Brands, 6.875%, 11/15/37  13,340 14,656
21,575
Retail  1.7%
Bath & Body Works, 6.625%, 10/1/30 (7) 9,375 9,535
Bath & Body Works, 7.50%, 6/15/29  8,970 9,110
CVS Health, VR, 6.75%, 12/10/54 (10) 12,125 12,629
CVS Health, VR, 7.00%, 3/10/55 (10) 30,395 31,708
Petco Health & Wellness, 8.25%, 2/1/31 (7) 9,750 9,760
PetSmart, 7.50%, 9/15/32 (7) 15,840 15,960
Victra Holdings, 8.75%, 9/15/29 (7)(8) 14,790 15,300
Wayfair, 7.125%, 5/31/34 (7) 5,075 5,169
109,171
Satellites  0.2%
Connect Finco , 9.00%, 9/15/29 (7) 12,915 13,633
Hughes Satellite Systems, 6.625%, 8/1/26 (8) 203 129
13,762
Services  3.5%
Albion Financing 1, 7.00%, 5/21/30 (7) 18,215 18,811
Allied Universal Holdco, 6.875%, 6/15/30 (7) 4,840 4,949
Allied Universal Holdco, 7.875%, 2/15/31 (7) 19,216 20,088
Avis Budget Car Rental, 8.00%, 2/15/31 (7)(8) 2,980 3,005
Avis Budget Car Rental, 8.25%, 1/15/30 (7)(8) 9,240 9,531
Axon Enterprise, 6.125%, 3/15/30 (7) 4,985 5,097
Axon Enterprise, 6.25%, 3/15/33 (7) 3,710 3,797
Clarivate Science Holdings, 4.875%, 7/1/29 (7) 16,804 15,371
Fortress Intermediate 3, 7.50%, 6/1/31 (7) 10,720 10,838
Herc Holdings, 7.00%, 6/15/30 (7) 11,090 11,527

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RB Global Holdings, 6.75%, 3/15/28 (7) 6,670 6,770
RB Global Holdings, 7.75%, 3/15/31 (7) 9,210 9,563
Sabre Financial Borrower, 11.125%, 6/15/29 (7) 9,265 9,637
Shift4 Payments, 5.50%, 5/15/33 (EUR) (7) 11,360 13,035
Shift4 Payments, 5.50%, 5/15/33 (EUR)  100 115
Shift4 Payments, 6.75%, 8/15/32 (7) 7,175 7,176
Staples, 10.75%, 9/1/29 (7) 6,825 6,493
TK Elevator U.S. Newco, 5.25%, 7/15/27 (7) 3,190 3,192
UKG, 6.875%, 2/1/31 (7) 25,900 25,467
United Rentals North America, 3.75%, 1/15/32  5,075 4,696
United Rentals North America, 3.875%, 2/15/31 (8) 13,785 13,033
United Rentals North America, 6.125%, 3/15/34 (7) 6,710 6,886
Williams Scotsman, 6.625%, 6/15/29 (7) 6,000 6,142
Williams Scotsman, 7.375%, 10/1/31 (7) 7,812 8,141
223,360
Supermarkets  0.8%
Albertsons, 5.625%, 3/31/32 (7) 6,455 6,301
Albertsons, 5.75%, 3/31/34 (7) 13,010 12,546
EG Global Finance, 12.00%, 11/30/28 (7) 12,607 13,445
Iceland Bondco , 10.875%, 12/15/27 (GBP) (7) 1,998 2,798
Iceland Bondco , FRN, 3M EURIBOR + 5.50%, 7.783%,
12/15/27 (EUR) (7) 2,090 2,462
Performance Food Group, 6.125%, 9/15/32 (7) 9,900 10,018
47,570
Transportation  0.3%
Genesee & Wyoming, 6.25%, 4/15/32 (7) 10,370 10,529
Watco , 7.125%, 8/1/32 (7) 10,900 11,228
21,757
Utilities  5.8%
AES, VR, 6.95%, 7/15/55 (10) 4,450 4,382
AES, VR, 7.60%, 1/15/55 (10) 2,065 2,104
Alpha Generation, 6.75%, 10/15/32 (7) 10,755 11,003
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  17,625 18,062
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (10) 25,216 25,402
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 17,549 18,677
NRG Energy, 6.00%, 1/15/36 (7) 12,720 12,636
NRG Energy, 6.125%, 5/15/36 (7) 16,200 16,163
NRG Energy, 6.25%, 11/1/34 (7) 6,030 6,081
NRG Energy, VR, 10.25% (7)(10)(11) 14,488 15,764
PG&E, VR, 6.85%, 9/15/56 (10) 16,385 16,314
PG&E, VR, 7.375%, 3/15/55 (10) 14,257 14,519
Talen Energy Supply, 6.125%, 5/1/31 (7) 16,240 16,231

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, 6.25%, 2/1/34 (7) 15,645 15,585
Talen Energy Supply, 6.50%, 2/1/36 (7) 15,645 15,736
Vistra , VR, 7.00% (7)(10)(11) 9,090 9,138
Vistra , VR, 8.00% (7)(10)(11) 38,505 38,754
Vistra , Series C, VR, 8.875% (7)(8)(10)(11) 36,467 39,220
Vistra Operations, 7.75%, 10/15/31 (7) 22,525 23,617
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (7)(8) 6,545 6,818
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (7) 23,880 25,226
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (7)(8) 11,475 12,298
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (7) 5,780 6,215
369,945
Wireless Communications  1.1%
Asurion, 8.00%, 12/31/32 (7) 29,990 31,264
Asurion, 8.375%, 2/1/34 (7) 9,060 8,856
Rogers Communications, VR, 7.00%, 4/15/55 (10) 30,465 31,155
71,275
Total Corporate Bonds (Cost $5,745,372) 5,794,379
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 47,491 32,769
Total Municipal Securities (Cost $26,075) 32,769
PREFERRED STOCKS  0.8%
Financial  0.8%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (5)(6)(9) 40 40,118
Navacord , Class A, Acquisition Date: 1/30/26, Cost $9,304
(CAD) (5)(6)(9) 13 9,092
Total Preferred Stocks (Cost $49,019) 49,210
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 3.67% (13)(14) 120,258 120,258
Total Short-Term Investments (Cost $120,258) 120,258

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  3.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.1%
Money Market Funds 3.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (13)(14) 200,171 200,171
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 200,171
Total Securities Lending Collateral (Cost $200,171) 200,171
Total Investments in Securities
102.1% of Net Assets
(Cost $6,457,034) $ 6,503,393
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at May 31, 2026, was $1,286 and was valued at $1,285 (0.0%
of net assets).
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,039,004 and represents 79.1% of net assets.
(8) See Note 4 . All or a portion of this security is on loan at May 31, 2026.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $86,329 and represents 1.4% of net assets.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 505 54 34 20
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 504 54 33 21
Total Bilateral Credit Default Swaps, Protection
Sold 67 41
Total Bilateral Swaps 67 41
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 7/24/26 USD 19,085 GBP 14,126 $ 64
HSBC Bank 8/21/26 USD 34,471 EUR 29,496 (54)
JPMorgan Chase 7/24/26 GBP 7,554 USD 10,207 (35)
JPMorgan Chase 8/21/26 EUR 353 USD 412 1
Toronto-Dominion Bank 7/24/26 USD 14,457 CAD 19,701 131
Net unrealized gain (loss) on open forward
currency exchange contracts $ 107

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 4,821++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 4,821+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 410,458  ¤  ¤ $ 120,258
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 200,171
Total $ 320,429^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,821 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $320,429.

T. ROWE PRICE High Yield Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,457,034) $ 6,503,393
Interest receivable 111,578
Receivable for investment securities sold 2,264
Receivable for shares sold 1,552
Due from affiliates 1,468
Unrealized gain on forward currency exchange contracts 196
Bilateral swap premiums paid 67
Unrealized gain on bilateral swaps 41
Foreign currency (cost $1) 1
Other assets 178
Total assets 6,620,738
Liabilities
Obligation to return securities lending collateral 200,171
Payable for investment securities purchased 35,873
Payable for shares redeemed 5,173
Investment management fees payable 3,139
Unrealized loss on forward currency exchange contracts 89
Payable to directors 3
Other liabilities 5,091
Total liabilities 249,539
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 6,371,199

T. ROWE PRICE High Yield Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,341,671)
Paid-in capital applicable to 1,070,676,605 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 7,712,870
NET ASSETS $ 6,371,199
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,141,727; Shares outstanding:
191,983,318) $ 5.95
Advisor Class
(Net assets: $12,670; Shares outstanding: 2,135,510) $ 5.93
I Class
(Net assets: $2,167,269; Shares outstanding:
364,221,978) $ 5.95
Z Class
(Net assets: $3,049,533; Shares outstanding:
512,335,799) $ 5.95

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 468,585
Dividend 10,193
Securities lending 1,614
Total income 480,392
Expenses
Investment management 38,440
Shareholder servicing
Investor Class $ 2,711
Advisor Class 25
I Class 486 3,222
Rule 12b-1 fees
Advisor Class 33
Prospectus and shareholder reports
Investor Class 43
Advisor Class 2
I Class 246
Z Class 4 295
Custody and accounting 338
Legal and audit 164
Registration 124
Directors 20
Miscellaneous 41
Waived / paid by Price Associates (19,315)
Total expenses 23,362
Net investment income 457,030

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,842
Swaps 140
Forward currency exchange contracts (1,903)
Foreign currency transactions (27)
Net realized gain 1,052
Change in net unrealized gain / loss
Securities 39,400
Swaps 41
Forward currency exchange contracts 969
Other assets and liabilities denominated in foreign currencies (272)
Change in net unrealized gain / loss 40,138
Net realized and unrealized gain / loss 41,190
INCREASE IN NET ASSETS FROM OPERATIONS $ 498,220

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 457,030 $ 477,696
Net realized gain (loss) 1,052 (92,041)
Change in net unrealized gain / loss 40,138 202,125
Increase in net assets from operations 498,220 587,780
Distributions to shareholders
Net earnings
Investor Class (80,169) (77,703)
Advisor Class (888) (1,033)
I Class (159,960) (160,536)
Z Class (223,215) (238,611)
Decrease in net assets from distributions (464,232) (477,883)
Capital share transactions
*
Shares sold
Investor Class 164,098 164,214
Advisor Class 391 1,366
I Class 411,141 659,323
Z Class 238,705 121,196
Shares issued in connection with fund acquisition
Investor Class – 193,771
Distributions reinvested
Investor Class 72,569 69,872
Advisor Class 869 1,012
I Class 143,136 137,101
Z Class 222,613 237,891
Shares redeemed
Investor Class (315,336) (385,631)
Advisor Class (3,564) (4,670)
I Class (999,173) (525,302)
Z Class (428,470) (696,879)
Decrease in net assets from capital share
transactions (493,021) (26,736)

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period (459,033) 83,161
Beginning of period 6,830,232 6,747,071
End of period $ 6,371,199 $ 6,830,232
*Share information (000s)
Shares sold
Investor Class 27,447 27,792
Advisor Class 65 231
I Class 68,726 111,871
Z Class 39,864 20,404
Shares issued in connection with fund acquisition
Investor Class – 33,010
Distributions reinvested
Investor Class 12,135 11,800
Advisor Class 146 171
I Class 23,923 23,146
Z Class 37,208 40,134
Shares redeemed
Investor Class (52,831) (65,596)
Advisor Class (597) (792)
I Class (167,414) (88,926)
Z Class (71,547) (118,772)
Decrease in shares outstanding (82,875) (5,527)

T. ROWE PRICE High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the High Yield
Fund (Investor Class), the High Yield Fund–Advisor Class (Advisor Class),
the High Yield Fund–I Class (I Class) and the High Yield Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE High Yield Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE High Yield Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE High Yield Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 45,912 $ — $ 45,912
Bank Loans — 210,172 13,821 223,993
Common Stocks 18,218 — — 18,218
Convertible Preferred Stocks 29,323 — 21,929 51,252
Corporate Bonds — 5,779,189 15,190 5,794,379
Preferred Stocks — — 49,210 49,210
Short-Term Investments 120,258 — — 120,258
Securities Lending Collateral 200,171 — — 200,171
Total Securities 367,970 6,035,273 100,150 6,503,393
Swaps — 108 — 108
Forward Currency Exchange
Contracts — 196 — 196
Total $ 367,970 $ 6,035,577 $ 100,150 $ 6,503,697
Liabilities
Forward Currency Exchange
Contracts $ — $ 89 $ — $ 89
1
Includes Convertible Bonds and Municipal Securities.

T. ROWE PRICE High Yield Fund

Level 3 instruments held at May 31, 2026, totaled $4,787,000 for the year ended
May 31, 2026. During the year, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment in
Securities
Bank Loans $ 9,263 $ 73 $ 19,350 $ (5,602) $ (9,263) $ 13,821
Common Stocks — — — — — —
Convertible
Preferred Stocks 16,700 5,229 — — — 21,929
Corporate Bonds — 114 15,076 — — 15,190
Preferred Stocks 40,399 (493) 9,304 — — 49,210
Total $ 66,36 2 $ 4,923 $ 43,730 $ (5,602) $ (9,263) $ 100,15 0

T. ROWE PRICE High Yield Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 196
Credit derivatives Bilateral Swaps and Premiums 108
Total $ 304
Liabilities
Foreign exchange derivatives Forwards $ 89
Total $ 89

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (1,903) $ — $ (1,903)
Credit derivatives — 140 140
Total $ (1,903) $ 140 $ (1,763)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 969 $ — $ 969
Credit derivatives — 41 41
Total $ 969 $ 41 $ 1,010

T. ROWE PRICE High Yield Fund

or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards

T. ROWE PRICE High Yield Fund

are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE High Yield Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $1,009,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE High Yield Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE High Yield Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $259,712,000; the aggregate value of collateral was $268,972,000 and consisted of cash collateral and related investments of
$200,171,000 and U.S. government securities of $68,801,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,713,302,000 and
$3,222,106,000, respectively, for the year ended May 31, 2026.

T. ROWE PRICE High Yield Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 464,232 $ 477,883
($000s)
Cost of investments $ 6,425,782
Unrealized appreciation $ 177,480
Unrealized depreciation (99,431)
Net unrealized appreciation (depreciation) $ 78,049

T. ROWE PRICE High Yield Fund

At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
NOTE 6 - ACQUISITION
On March 31, 2025, the fund acquired substantially all of the assets of the
New America High Income Fund, Inc. (the acquired fund), a third-party closed-
end fund, pursuant to the Agreement and Plan of Reorganization dated
December 13, 2024. The Board and shareholders of the acquired fund, and the
Board of the fund approved the reorganization, and the acquired fund’s Board and shareholders approved the liquidation and dissolution of the acquired fund.
The acquisition was accomplished by a tax-free exchange of 33,010,156 shares of the fund’s Investor Class with a value of $193,771,000 for all 23,374,744 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, March 28, 2025. The net assets of the acquired fund at that date included $3,433,000 of unrealized depreciation and $43,919,000
($000s)
Undistributed ordinary income $ 22,033
Net unrealized appreciation (depreciation) 78,049
Loss carryforwards and deferrals (1,441,753)
Total distributable earnings (loss) $ (1,341,671)

T. ROWE PRICE High Yield Fund

of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $180,652,000, cash of $9,410,000, receivables and other assets of $4,500,000 and payables of $791,000, were combined with those of the fund, resulting in aggregate net assets of $6,850,300,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
($000s)
Net investment income $ 485,942
Net realized gain (loss) (92,868)
Change in net unrealized gain/loss 207,620
Increase (decrease) in net assets from operations $ 600,694

T. ROWE PRICE High Yield Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE High Yield Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $3,541,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
li
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2026, expenses incurred pursuant to these service agreements were
$128,000 for Price Associates; $2,092,000 for T. Rowe Price Services, Inc.;
and $77,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $(1,459) $— $— $(17,856)

T. ROWE PRICE High Yield Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by
Price under this voluntary agreement are not subject to repayment by the fund.
Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2026, the fund was charged $8,000 for shareholder servicing costs related to the college savings plans, of which
$1,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At May 31, 2026,
approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 3,885,086 shares of the I Class, representing 1% of the
I Class's net assets.

T. ROWE PRICE High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE High Yield Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price High Yield
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price High Yield Fund, Inc (one of the
funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $4,943,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $4,943,000 of the fund's income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $379,365,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $446,806,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile
(Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026